Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Note 12. Commitments and contingencies
2020 Strategic Partner Arrangement:
In June 2020, we entered into a
10-year
arrangement with AEPV (the “Strategic Partner Arrangement”) to jointly deploy a fixed wireless broadband network in a new market. AEPV has agreed to fund the equipment necessary to deliver the service in exchange for a revenue sharing arrangement whereby they will be entitled to a percentage of revenue earned by us in the new market. Pursuant to the arrangement, we will sell in exchange for cash consideration the equipment to AEPV and lease the equipment back. The seller-financing portion of the transaction created a form of continuing involvement which precludes sale-leaseback accounting until the related amounts due are paid in full. Accordingly, we accounted for the sale-leaseback as a financing transaction with AEPV, with the equipment remaining on our books at its then carrying value, the net cash proceeds received being reflected as a financing obligation, and the expected future payments under the revenue sharing agreement to the third party being treated as debt service applied to interest and principal over the initial
10-year
term. The discount rate is calculated based on expected future payments under the revenue sharing agreement. AEPV has the right to terminate the arrangement for any reason no earlier than June 2023. In the event of an early termination, we are required to repurchase the equipment at a repurchase price equal to the net book value of the equipment as reflected on the third party’s balance sheet at the time of termination. We have made an accounting policy election to use the prospective method to account for changes in actual or estimated cash flows related to the debt service.
As of March 31, 2022, the financing obligation was $9,032, of which $412 and $8,620 was included in the current and non-current
portion of debt, respectively, on the condensed consolidated balance sheet. As of March 31, 2022, $494 of reimbursable expenses is owed by the third party and is included in prepaid expenses and other current assets on the condensed consolidated balance sheet.
Operating leases:
The Company has operating leases for its corporate offices and other facilities, roof rights, equipment leases and fiber networks under various non-cancelable
agreements. Total rent expense for the three months ended March 31, 2022 and 2021 was $3,677 and $3,305, respectively.
Purchase Commitments:
The Company entered into
non-cancelable
purchase commitments with various contract manufacturers during the three months ended March 31, 2022 to purchase items to be installed in the Company’s distribution system. As of March 31, 2022, these purchase commitments totaled $41,365.
Advance deposit payments:
The Company’s contractual commitments include an advance deposit payment received from a customer for the build out of a network in an underserved location. In the event the Company does not fulfill the obligation to construct the network such deposit is required to be refunded to the customer. As of March 31, 2022 and December 31, 2021, such deposit payment totaled $2,000 and was recorded in other liabilities.
Legal Proceedings:
The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business, including proceedings relating to product liability, intellectual property, safety and health, employment and other matters. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.
Starry, Inc [Member]
Commitments and Contingencies
Note 12. Commitments and contingencies
2020 Strategic Partner Arrangement:
 On June 19, 2020, the Company entered into a 10 year arrangement, renewable for an additional 5 years (the “Arrangement”) with a third party to jointly deploy a fixed millimeter wave broadband service in a new market, which will provide internet and voice over internet protocol (“VoIP”) services to Starry customers. The third party has agreed to fund the equipment necessary to deliver the service in exchange for a revenue sharing arrangement whereby the third party will be entitled to a percentage of revenue earned by the Company in the new market. Pursuant to the Arrangement, the Company will sell in exchange for cash consideration the equipment to the third party and lease the equipment back. The seller-financing portion of the transaction created a form of continuing involvement which precludes sale-leaseback accounting until the related amounts due are paid in full. Accordingly, the Company accounted for the sale-leaseback as a financing transaction with the third party, with the equipment remaining on our books at its then carrying value, the net cash proceeds received being reflected as a financing obligation, and the expected future payments under the revenue sharing agreement to the third party being treated as debt service and applied to interest and principal over the initial 10 year term. The discount rate is calculated based on expected future payments under the revenue sharing agreement. The third party has the right to terminate the Arrangement for any reason no earlier than June 2023. In the event of an early termination, the Company is required to repurchase the equipment at a repurchase price equal to the net book value of the equipment as reflected on the third party’s balance sheet at the time of the termination. The Company has made an accounting policy election to use the prospective method to account for changes in actual or estimated cash flows related to the debt service.
As of December 31, 2021, the financing obligation was $5,227, of which $525 and $4,702 was included in the current and non-current
portion of debt, respectively, on the consolidated balance sheet. As of December 31, 2021, $219 of reimbursable expenses is owed by the third party and is included in prepaid expenses and other current assets on the consolidated balance sheet.
Operating leases:
 The Company has operating leases for its corporate offices and other facilities, roof rights, equipment leases and fiber networks, under various non-cancelable agreements.
Future minimum rental
commitments for operating leases
with non-cancelable terms
of one year or more at December 31, 2021, are as follows:

2022	$12,546
2023	10,619
2024	6,784
2025	4,338
2026	2,574
Thereafter	1,521

$38,382

Total rent expense for the years ended December 31, 2021 and 2020 were $13,583 and $8,011, respectively.
Purchase Commitments:
 The Company entered
into non-cancelable purchase
commitments with various contract manufacturers during the year ended December 31, 2021 to purchase items to be installed in the Company’s distribution system. As of December 31, 2021, these purchase commitments totaled $33,351.
Advance deposit payments:
 The Company’s contractual commitments include an advance deposit payment received from a customer for the build out of a network in an underserved location. In the event the Company does not fulfill the obligation to construct the network such deposit is required to be refunded to the customer. As of December 31, 2021 and December 31, 2020, such deposit payment totaled $2,000 and $0, respectively, and was recorded in other liabilities.
Legal Proceedings:
 The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business, including proceedings relating to product liability, intellectual property, safety and health, employment and other matters. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.
Letter of intent for Agreement and Planned Merger:
 In September 2021, the Company entered into a letter of intent with FirstMark Horizon Acquisition Corp. a special purpose acquisition company, and subsequently entered into a merger agreement on October 6, 2021, as discussed in Note 1. As of December 31, 2021, the Company has recorded $5,225 in deferred costs related to the Business Combination.